INCOME TAXES - Summary of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Balance at the beginning of the year	¥ 158,812	¥ 140,621	¥ 4,551
Additions of valuation allowance	3,250	14,068	136,490
Reduction of valuation allowance	(6,384)	(10,000)	107
Reversal of valuation allowance	(32,342)	(11,280)
Change of tax rates	13,027	25,445	(527)
Change of decrease related to subsidiary disposals and expiration	(988)	(42)
Balance at the end of the year	¥ 135,375	¥ 158,812	¥ 140,621